IMPACTS ON APPLICATION OF NEW STANDARDS (Tables)	12 Months Ended
Dec. 31, 2023
IMPACTS ON APPLICATION OF NEW STANDARDS
Schedule of effects on the consolidated statement of financial position

The effects on the consolidated statement of financial position as of January 1, 2023, are presented below:

Concept	December 31, 2022	Adoption adjustment	January 1, 2023
In millions of COP
Insurance contracts asset(1)	68,991	22,383	91,374
Insurance contracts liability(2)	124,598	21,679	146,277
Retained earnings	-	704	704
(1)	Included in the "Other assets, net" item in the consolidated statement of financial position.
(2)	Included in the "Other liabilities" item in the consolidated statement of financial position.